As filed with the Securities and Exchange Commission on  August 2 , 2013
File No. 33-56028
File No. 811-07388

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2 4	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2 4	☒

Value Line Small Cap Opportunities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Emerging Opportunities Fund, Inc.
7 Times Square, 21st Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on date pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the  2nd day of August , 2013.

VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President; Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Director	August 2 , 2013
(Joyce E. Heinzerling)

*francis C. Oakley	Director	August 2 , 2013
(Francis C. Oakley)

*David H. Porter	Director	August 2 , 2013
(David H. Porter)

*Paul Craig Roberts	Director	August 2 , 2013
(Paul Craig Roberts)

*Nancy-Beth Sheerr	Director	August 2 , 2013
(Nancy-Beth Sheerr)

*Daniel S. Vandivort	Director	August 2 , 2013
(Daniel S. Vandivort)

/s/ Mitchell E. Appel	Director; President and Chief	August 2 , 2013
(Mitchell E. Appel)	Executive Officer (Principal
Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	August 2, 2013
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, Attorney-in-Fact)

* Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 19 and incorporated herein by reference.